Vessels, net	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, net
4.	(a) Vessels, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	409,264	(34,554)	374,710
— Depreciation	-	(13,336)	(13,336)
Balance, December 31, 2024	409,264	(47,890)	361,374
— Additions	28,017	(1,556)	26,461
— Rubico Spin-off	(126,646)	18,716	(107,930)
— Foreign currency translation differences	958	(126)	832
— Depreciation	-	(12,271)	(12,271)
Balance, December 31, 2025	311,593	(43,127)	268,466

As of December 31, 2025 title of ownership is held by the relevant lenders in respect of vessels with a carrying value of $241,857 to secure the relevant sale and lease back financing transactions and in the case of vessels financed via bank loans a vessel with a carrying value of $26,609 has been mortgaged as security under its respective loan facility.

4.	(b) Advances for vessels under construction:

An analysis of Advances for vessels under construction is as follows:

Advances for vessels under construction
Balance, December 31, 2024	-
— Additions	8,567
— Advances paid	7,599
— Capitalized expenses	1,082
— Capitalized Imputed interest	629
— Foreign currency translation differences	330
Balance, December 31, 2025	18,207